Consolidated Statements of Income/Loss and Other Comprehensive Income/Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 29,858	$ 91,724	$ 91,858
Cost of revenues
Cost of revenues	23,175	79,883	77,406
Gross profit	6,683	11,841	14,452
Research and development expenses	4,917	5,888	5,221
Sales and marketing expenses	3,038	4,660	4,372
General and administrative expenses	7,222	12,108	13,440
Loss (Gain) from changes in fair value of financial assets at fair value through profit or loss	(3,623)	3,830	2,713
Equity losses	367	4,107	2,659
Net loss (gain) from derecognition of investments accounted for using the equity method	(140)	2,227	(169)
Impairment of goodwill and other intangible assets	2,919	1,812
Amortization of excess purchase price of associates		530
Operating loss	(8,017)	(23,321)	(13,784)
Loss from deconsolidation of Jeffs’ Brands	1,318
Gain from initial recognition of assets and liabilities upon consolidation of Gix Internet			(2,300)
Loss (gain) from sale of investments in financial assets at fair value through profit or loss and investments accounted for using the equity method	(10)		127
Other income, net		(329)	(45)
Changes in fair value of warrants issued to investors		(396)	(159)
Changes in fair value of warrants issued to third party investors by subsidiaries	53	(2,322)	(3,619)
Loss in connection with issuance of warrants by Viewbix Inc,	1,833
Financial loss, net	1,051	1,532	2,309
Loss before taxes on income	(12,262)	(21,806)	(10,097)
Tax expense (benefit)	(257)	(74)	111
Net loss for the year	(12,005)	(21,732)	(10,208)
Items that may be reclassified to profit or loss
Share of other comprehensive income (loss) of consolidated subsidiaries and associates accounted for using the equity method	(118)	(121)	460
Total comprehensive loss for the year	(12,123)	(21,853)	(9,748)
Net loss for the year is attributable to:
Owners of Xylo Technologies Ltd.	(6,027)	(16,025)	(9,815)
Non-controlling interests	(5,978)	(5,707)	(393)
Net loss for the year	(12,005)	(21,732)	(10,208)
Total comprehensive loss for the year is attributable to:
Owners of Xylo Technologies Ltd.	(6,015)	(16,210)	(9,503)
Non-controlling interests	(6,108)	(5,643)	(245)
Total comprehensive loss for the year	$ (12,123)	$ (21,853)	$ (9,748)
Loss per ordinary share attributed to Xylo Technologies Ltd.
Basic (in Dollars per share)	$ (0.2)	$ (0.63)	$ (0.4)
Diluted (in Dollars per share)	$ (0.2)	$ (0.63)	$ (0.4)
Weighted average ordinary shares outstanding (in thousands)
Basic (in Shares)	29,756	25,292	24,385
Diluted (in Shares)	29,756	25,292	24,385
Products
Revenues
Revenues	$ 1,002	$ 10,008	$ 5,861
Cost of revenues
Cost of revenues	927	9,019	5,059
Services
Revenues
Revenues	28,856	81,716	85,997
Cost of revenues
Cost of revenues	$ 22,248	$ 70,864	$ 72,347